Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2025
Related Party Transactions [Abstract]
Schedule of Names of the Related Party
Names of the related parties	Relationship with the Company
Hainan Huiliu Tianxia Network Technology Co., Ltd. (“Hainan Huiliu”)	Entity controlled by a totalling shareholder
Peilin Yu	Shareholder of Beijing Quhuo

Schedule of Amounts Due to Related Parties

Amounts due to related parties as of December 31, 2024 and 2025 were as follows:

	As of December 31,
	2024	2025	2025
	RMB	RMB	US$
Amounts due to related parties：
Hainan Huiliu	1,350	492	70
Peilin Yu	—	5,000	715
Total	1,350	5,492	785

Schedule of Transactions with Related Party

Transactions with related parties for the years ended December 31, 2023, 2024 and 2025:

	For the year ended December 31,
	2023	2024	2025	2025
	RMB	RMB	RMB	US$
Labor consulting service received from:
Hainan Huiliu	24,977	30,373	6,085	870
Loan from shareholder:
Peilin Yu	—	—	5,000	715
Total	24,977	30,373	11,085	1,585